Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Information by segments

The following tables present summary information by segment for the six months ended June 30, 2025 and 2026, respectively:

	For the six months ended June 30, 2025
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$

Revenue	2,374,119	1,110,842	-	3,484,961
Cost of revenues	(1,378,696)	(480,680)	-	(1,859,376)
Gross profit	995,423	630,162	-	1,625,585
Operating expenses:
General and administrative expenses	(416,539)	(1,971,943)	(798,920)	(3,187,402)
Total operating expenses	(416,539)	(1,971,943)	(798,920)	(3,187,402)
Income (loss) from operations	578,884	(1,341,781)	(798,920)	(1,561,817)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

	For the six months ended June 30, 2025
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$

Other income (loss), net:
Other income	206,676	14,059	-	220,735
Interest expense	-	(218,900)	(5,000)	(223,900)
Other expense	78,884	(40,646)	(43,357)	(5,119)

Total other income (loss)	285,560	(245,487)	(48,357)	(8,284)

Income (Loss) before tax expense	864,444	(1,587,268)	(847,277)	(1,570,101)
Income tax expense	-	-	-	-
Net income (loss)	864,444	(1,587,268)	(847,277)	(1,570,101)

	For the six months ended June 30, 2026
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$

Revenue	4,127,904	947,964	-	5,075,868
Cost of revenues	(2,310,929)	(600,807)	-	(2,911,736)

Gross profit	1,816,975	347,157	-	2,164,132

Operating expenses:
General and administrative expenses	(126,998)	(3,477,126)	(1,632,801)	(5,236,925)

Total operating expenses	(126,998)	(3,477,126)	(1,632,801)	(5,236,925)

Income (loss) from operations	1,689,977	(3,129,969)	(1,632,801)	(3,072,793)

Other income (loss), net:
Other income	-	1,341,001	-	1,341,001
Interest expense	-	(251,605)	(60,995)	(312,600)
Other expense	(15,412)	(13,068)	3,860	(24,620)

Total other (loss) income	(15,412)	1,076,328	(57,135)	1,003,781

Income (loss) before tax expense	1,674,565	(2,053,641)	(1,689,936)	(2,069,012)
Income tax expense	-	-	-	-

Net income (loss)	1,674,565	(2,053,641)	(1,689,936)	(2,069,012)

Schedule of disaggregated by the timing of revenue recognition

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six months ended June 30, 2025
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	1,678,119	730,629	2,408,748
Over time	696,000	380,213	1,076,213

	For the six months ended June 30, 2026
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,643,134	447,172	4,090,306
Over time	484,770	500,792	985,562